Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 26, 2019
Assets
Trading portfolio assets	£ 127,664	£ 113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial assets	302,693	229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Liabilities
Trading portfolio liabilities	(46,139)	(35,212)
Financial liabilities designated at fair value	(249,626)	(204,446)
Derivative financial liabilities	(300,580)	(228,940)
Barclays Bank Group [member]
Assets
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial assets	302,693	229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Total assets	10,886	10,022
Liabilities
Trading portfolio liabilities	(46,139)	(35,212)
Financial liabilities designated at fair value	(249,626)	(204,446)
Derivative financial liabilities	(300,580)	(228,940)
Total liabilities	(6,608)	(4,332)
At fair value [member]
Liabilities
Financial liabilities designated at fair value	(249,626)	(204,446)
At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial assets	302,693	229,641	£ 229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Investment property	10	13
Total assets	654,030	517,867
Liabilities
Trading portfolio liabilities	(46,139)	(35,212)
Financial liabilities designated at fair value	(249,626)	(204,446)
Derivative financial liabilities	(300,580)	(228,940)	£ 228,940
Total liabilities	(596,345)	(468,598)
Level 1 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	60,619	59,968
Financial assets at fair value through the income statement	4,439	10,300
Derivative financial assets	9,154	5,439
Financial assets at fair value through other comprehensive income	12,150	11,577
Investment property	0	0
Total assets	86,362	87,284
Liabilities
Trading portfolio liabilities	(23,331)	(19,645)
Financial liabilities designated at fair value	(159)	(82)
Derivative financial liabilities	(8,762)	(5,305)
Total liabilities	(32,252)	(25,032)
Level 2 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	65,182	51,105
Financial assets at fair value through the income statement	162,930	115,008
Derivative financial assets	289,071	221,048
Financial assets at fair value through other comprehensive income	39,599	33,400
Investment property	0	0
Total assets	556,782	420,561
Liabilities
Trading portfolio liabilities	(22,780)	(15,567)
Financial liabilities designated at fair value	(249,126)	(204,021)
Derivative financial liabilities	(285,579)	(219,646)
Total liabilities	(557,485)	(439,234)
Level 3 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	1,863	2,264
Financial assets at fair value through the income statement	4,392	4,162
Derivative financial assets	4,468	3,154
Financial assets at fair value through other comprehensive income	153	429
Investment property	10	13
Total assets	10,886	10,022
Liabilities
Trading portfolio liabilities	(28)	0
Financial liabilities designated at fair value	(341)	(343)
Derivative financial liabilities	(6,239)	(3,989)
Total liabilities	£ (6,608)	£ (4,332)